UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22022
                                                     ---------

          Advent/Claymore Global Convertible Securities & Income Fund
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           2455 Corporate West Drive
                                Lisle, IL 60532
                                ---------------
              (Address of principal executive offices) (Zip code)

                                  Rodd Baxter
                    1065 Avenue of the Americas, 31st Floor
                               New York, NY 10018
                               ------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 630-505-3700
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Date of fiscal year end: October 31
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Date of reporting period: July 1, 2009 - June 30, 2010
                          ----------------------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (?? 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ? 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22022
Reporting Period: 07/01/2009 - 06/30/2010
Advent/Claymore Global Convertible Securities & Income Fund









========= ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND ==========


FIFTH THIRD BANCORP

Ticker:       FITB           Security ID:  316773209
Meeting Date: APR 20, 2010   Meeting Type: Annual Shareholder
Record Date:  FEB 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2     To amend the articles of incorporation  For       For          Management
      and code of regulations to provide for
      majority voting in uncontested
      elections of directors
3     To amend the articles of incorporation  For       For          Management
      and code of regulations to eliminate
      cumulative voting in elections of
      directors


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KEYCORP

Ticker:       KEY            Security ID:  493267405
Meeting Date: MAY 20, 2010   Meeting Type: Annual Shareholder
Record Date:  MAR 23, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
3     Amendment to articles and regulations   For       For          Management
      to revise the voting rights of the
      series B Preferred stock


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SOMAXON PHARMACEUTICALS INC.

Ticker:       SOMX           Security ID:  834453102
Meeting Date: JUN 9, 2010    Meeting Type: Annual Shareholder
Record Date:  APR 15, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Election of Director:                   For       For Richard  Management
                                                        W. Pascoe
1b    Election of Director:                   For       For Kurt Von Management
                                                        Emster
2     Ratification of the selection of        For       For          Management
      Pricewaterhousecoopers LLP as
      Somaxon''s independent registered
      public accounting firm for the fiscal
      year ending December 31, 2010

========== END NPX REPORT

                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advent/Claymore Global Convertible Securities & Income Fund
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By:       /s/ Tracy V. Maitland
          ---------------------
Name:     Tracy V. Maitland
Title:    President and Chief Executive Officer
Date:     August 17, 2010